Quarterly information (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly information (unaudited)
16.	Quarterly information (unaudited)

The following table presents unaudited quarterly results of operations for 2012 and 2011. These quarterly results reflect all normal recurring adjustments that are, in the opinion of management, necessary for a fair statement of the results. Revenues and net income can vary significantly from quarter to quarter due to the nature of Artisan’s business activities.

	For the Quarter Ended
	March 31, 2011	June 30, 2011	Sept. 30, 2011	Dec. 31, 2011
Total revenues	$112,945	$120,210	$110,284	$111,655
Operating income (loss)	$17,150	$39,988	$70,462	$26,695
Net income (loss) attributable to noncontrolling interests—Artisan Partners Holdings	$10,115	$34,068	$67,141	$21,749
Net income attributable to Artisan Partners Asset Management Inc.	$—	$—	$—	$—

	For the Quarter Ended
	March 31, 2012	June 30, 2012	Sept. 30, 2012	Dec. 31, 2012
Total revenues	$119,673	$120,787	$128,082	$137,036
Operating income (loss)	$4,365	$41,508	$(38,219)	$39,433
Net income (loss) attributable to noncontrolling interests—Artisan Partners Holdings	$1,051	$38,959	$(42,902)	$36,652
Net income attributable to Artisan Partners Asset Management Inc.	$—	$—	$—	$—